Consolidated Statements of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Common Unitholders [Member]	Dec. 31, 2012 Eagle Ford System [Member] Predecessor Equity [Member]	Dec. 31, 2012 Southeast Texas [Member] Predecessor Equity [Member]	Dec. 31, 2012 Southeast Texas [Member] Common Unitholders [Member]	Dec. 31, 2012 East Texas [Member]	Dec. 31, 2012 East Texas [Member] Noncontrolling Interests [Member]	Dec. 31, 2010 Black Lake [Member] Common Unitholders [Member]
Ownership interest acquired					46.67%	66.67%	66.67%	49.90%	49.90%	5.00%
Issuance of common units	11,285,956	4,357,921	5,870,200	11,285,956